Prepaid Domain Names	12 Months Ended
Feb. 28, 2018
Notes to Financial Statements
Note 4. Prepaid Domain Names

During the fiscal years 2018 and 2017, the Company incurred $214,304 and $165,573, respectively, of annual domain name renewal fees, which range between $1.75 and $129.00 per domain name. These amounts were recorded as prepaid domain name renewal fees, and are then amortized over one year on a straight-line basis. During fiscal years 2018 and 2017, the Company recognized $136,328 and $82,370 of expense as cost of revenues related to this amortization. As of February 28, 2018 and February 28, 2017, the Company has $77,977 and $105,775, respectively, of remaining prepaid domain name renewal fees recorded on the balance sheet. See Note 8 for information on Related Party activity within Prepaid Domain Names.